Stockholders' Equity (Deficit) (Details) - Fair value warrants [Member] - USD ($) shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number
Beginning balance	9,206	10,577
Granted	13,426	3,177
Exercised	(11,633)
Canceled	(2,877)
Expired		(4,547)
Ending balance	8,122	9,206
Intrinsic value of warrants
Weighted Average Remaining Contractual Life (Years)	4 years 7 months 6 days	3 years
Weighted Average Exercise Price
Beginning balance	$ 2.12	$ 4.37
Granted	0.72	2
Exercised	(1.25)
Canceled	(5.16)
Expired		5.17
Ending balance	$ 1.12	$ 2.12